Note 8 - Share Capital - Changes in Common Shares (Details) - USD ($)	1 Months Ended	8 Months Ended	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2017	Dec. 31, 2017	Dec. 31, 2015
Statement Line Items [Line Items]
Balance		$ (148,672,108)	$ (148,672,108)	$ (15,652,317)
Issuance upon public offering (in shares)	9,191,000	9,191,000
Issuance upon public offering			137,865,000	12,008
Share issuance costs			10,236,593
Conversion of preferred shares (note 7) (in shares)	20,076,224
Conversion of preferred shares (note 7)			102,707,268
Balance			$ 141,706,732	$ (91,334,548)
Issued capital [member]
Statement Line Items [Line Items]
Balance (in shares)		2,351,347	2,351,347	2,179,182
Balance		$ 272,391	$ 272,391	$ 194,651
Issuance upon public offering (in shares)			9,191,000	41,138
Issuance upon public offering			$ 137,865,000	$ 12,008
Share issuance costs			$ 10,236,593
Conversion of preferred shares (note 7) (in shares)			20,076,224
Conversion of preferred shares (note 7)			$ 102,707,268
Exercise of stock options (in shares)			99,013	131,027
Exercise of stock options			$ 31,588	$ 38,248
Reclassification of share-based compensation pursuant to the exercise of stock options			$ 20,038	$ 27,484
Balance (in shares)			31,717,584	2,351,347
Balance			$ 230,659,692	$ 272,391